Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Net revenues	$ 23,716,978	$ 25,973,963	$ 16,192,503
Net revenues from related parties	13,857,014	21,066,741	9,146,994
Total revenues	37,573,992	47,040,704	25,339,497
Cost of revenues	20,233,998	20,474,072	17,199,866
Cost of revenues from related parties	1,450,627	5,669,252
Total cost of revenues	21,684,625	26,143,324	17,199,866
Gross profit	15,889,367	20,897,380	8,139,631
Operating expenses:
Selling, general and administrative	10,148,039	12,025,924	5,452,349
Total operating expenses	10,148,039	12,025,924	5,452,349
Income from operations	5,741,328	8,871,456	2,687,282
Interest expense	1,087,051	658,290	242,707
Interest income	(38,328)	(26,632)	(112,592)
Government grants	(946,164)	(627,748)	(513,538)
Investment loss	17,023
Other expenses (income)	(153,546)	(1,162)	3,956
Total other expenses (income)	(33,964)	2,748	(379,467)
Income before income taxes provisions	5,775,292	8,868,708	3,066,749
Income tax provisions	1,463,745	1,657,279	475,818
Net income	4,311,547	7,211,429	2,590,931
Other comprehensive income (loss)
Foreign currency translation adjustment	(378,069)	(1,159,084)	535,810
Total comprehensive income	$ 3,933,478	$ 6,052,345	$ 3,126,741
Earnings per common share
Basic	$ 0.40	$ 0.67	$ 0.26
Diluted	$ 0.40	$ 0.67	$ 0.26
Weighted average common shares outstanding
Basic	10,809,000	10,809,000	9,864,479
Diluted	10,809,000	10,809,000	9,864,479